Right-of-use assets - Carrying amounts of right-of-use assets and movements during the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Beginning balance	€ 24,932	€ 5,767
Additions	2,840	20,972
Reclass to property, plant & equipment	(1,992)
Depreciation expenses	(3,660)	(1,807)
Ending balance	22,120	24,932
Buildings
Leases
Beginning balance	13,126
Additions		13,456
Depreciation expenses	(1,121)	(330)
Ending balance	12,005	13,126
Offices
Leases
Beginning balance	4,407	391
Additions	426	4,288
Depreciation expenses	(657)	(272)
Ending balance	4,176	4,407
Plant and equipment
Leases
Beginning balance	6,989	5,340
Additions	1,265	2,824
Reclass to property, plant & equipment	(1,992)
Depreciation expenses	(1,675)	(1,175)
Ending balance	4,587	6,989
Other equipment
Leases
Beginning balance	390	24
Additions	1,112	386
Depreciation expenses	(187)	(20)
Ending balance	1,315	390
Motor vehicles
Leases
Beginning balance	20	12
Additions	37	18
Depreciation expenses	(20)	(10)
Ending balance	€ 37	€ 20